Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Summary of Premises and Equipment

Premises and equipment are summarized as follows:

	December 31,
	2013	2012
Land	$1,281,805	$1,359,497
Buildings and improvements	8,954,238	9,172,868
Furniture and equipment	4,933,940	4,542,210
	15,169,983	15,074,575
Accumulated depreciation	(6,579,622)	(6,112,352)
	$8,590,361	$8,962,223

Summary of Minimum Monthly Lease Payments	The following represents the minimum monthly lease payments under noncancelable operating leases:
2014	14,850
2015	12,000
2016	12,000
2017	5,000
Total	$43,850